LEASES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Long-term lending annual rate	4.35%
Non-cash ROU asset			$ 479,744	¥ 3,342,278
Non-cash lease liability			479,744	¥ 3,342,278
Amount of operating lease expense	$ 3,715	$ 10,012	17,045
Operating leases expenses	$ 117,686	$ 116,532	$ 184,802
Minimum
Lessee, Lease, Description [Line Items]
Initial term of lease	1 year
Maximum
Lessee, Lease, Description [Line Items]
Initial term of lease	5 years